UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

MID-CAP GROWTH FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Mid-Cap Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Mid-Cap Growth Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.01%; Class B, 1.71%; Class C, 1.71%; Class Q, 0.58%; Class R, 1.46%; Class X, 1.71%; Class Z, 0.71%. Net operating expenses: Class A, 1.01%; Class B, 1.71%; Class C, 1.71%; Class Q, 0.58%; Class R, 1.21; Class X, 1.71%; Class Z, 0.71%, after contractual reduction for Class R through 12/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.08%	10.25%	47.52%	251.90%	—
Class B	7.73	9.49	42.48	227.47	—
Class C	7.69	9.45	42.47	227.46	—
Class Q	8.30	10.73	N/A	N/A	24.09% (1/18/11)
Class R	8.00	10.05	46.06	N/A	98.64 (6/3/05)
Class X	7.70	9.46	42.85	N/A	62.67 (6/12/06)
Class Z	8.23	10.56	49.75	261.51	—
Russell Midcap Growth Index	11.23	10.84	38.69	191.75	—
Russell Midcap Index	13.84	15.04	41.32	208.27	—
Lipper Mid-Cap Growth Funds Average	9.97	8.33	32.35	162.76	—
Lipper Multi-Cap Growth Funds Average	7.88	8.33	25.81	141.82	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	3.86%	7.83%	12.81%	—
Class B	4.15	8.17	12.64	—
Class C	8.15	8.32	12.64	—
Class Q	10.41	N/A	N/A	11.46% (1/18/11)
Class R	9.71	8.85	N/A	9.48 (6/3/05)
Class X	3.17	7.93	N/A	7.57 (6/12/06)
Class Z	10.21	9.39	13.76	—
Russell Midcap Growth Index	12.76	7.98	11.53	—
Russell Midcap Index	17.30	8.37	12.27	—
Lipper Mid-Cap Growth Funds Average	9.67	6.78	10.28	—
Lipper Multi-Cap Growth Funds Average	8.58	5.57	9.27	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are not subject to a front-end sales charge, but Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, 1%, and 0%, respectively, for the first nine years after purchase and a 12b-1 fee of 1%. Approximately 10 years after purchase, Class X shares will automatically convert to Class A shares. Class R shares are not subject to a front-end sales charge but are subject to a 12b-1 fee of up to 0.75%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell Midcap Growth Index

The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/28/13 are 19.74%

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

for Class Q; 74.03% for Class R; and 50.53% for Class X. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 10.65% for Class Q; 7.87% for Class R; and 6.78% for Class X.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/28/13 are 22.50% for Class Q; 74.91% for Class R; and 50.04% for Class X. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 11.95% for Class Q; 7.97% for Class R; and 6.77% for Class X.

Lipper Mid-Cap Growth Funds Average

The Lipper Mid-Cap Growth Funds Average (Lipper Mid-Cap Average) represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Mid-Cap Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The Fund is compared to the Lipper Mid-Cap Growth Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Growth Funds Performance Universe. The Lipper Mid-Cap Growth Funds Performance Universe is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons. Lipper Mid-Cap Average Closest Month-End to Inception cumulative total returns as of 2/28/13 are 15.40% for Class Q; 66.74% for Class R; and 44.23% for Class X. Lipper Mid-Cap Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 8.62% for Class Q; 7.13% for Class R; and 5.97% for Class X.

Lipper Multi-Cap Growth Funds Average

The Lipper Multi-Cap Growth Funds Average (Lipper Multi-Cap Average) represents returns based on an average of all Funds in the Lipper Multi-Cap Growth Funds category for the periods shown. The Funds in the Lipper Multi-Cap Growth Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Average Closest Month-End to Inception cumulative total returns as of 2/28/13 are 16.30% for Class Q; 57.91% for Class R; and 39.99% for Class X. Lipper Multi-Cap Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 8.86% for Class Q; 6.31% for Class R; and 5.40% for Class X.

Investors cannot invest directly in an index or average. The Indexes do not include sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Averages reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/13
Crown Castle International Corp., Wireless Telecommunication Services	2.4%
AMETEK, Inc., Electrical Equipment	2.2
DaVita HealthCare Partners, Inc., Healthcare Providers & Services	2.1
VeriSign, Inc., Internet Software & Services	2.0
Henry Schein, Inc., Healthcare Providers & Services	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/13
Specialty Retail	7.6%
Software	7.2
Healthcare Providers & Services	7.0
Oil, Gas & Consumable Fuels	6.2
Chemicals	5.0

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,080.80	1.01%	$5.21
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class B	Actual	$1,000.00	$1,077.30	1.71%	$8.81
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class C	Actual	$1,000.00	$1,076.90	1.71%	$8.81
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class Q	Actual	$1,000.00	$1,083.00	0.58%	$3.00
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Class R	Actual	$1,000.00	$1,080.00	1.21%	$6.24
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

Class X	Actual	$1,000.00	$1,077.00	1.71%	$8.81
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class Z	Actual	$1,000.00	$1,082.30	0.71%	$3.67
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS

Air Freight & Logistics 1.4%
1,080,818	C.H. Robinson Worldwide, Inc.	$61,628,242
1,361,162	Expeditors International of Washington, Inc.	52,881,144

		114,509,386

Biotechnology 2.4%
1,975,356	BioMarin Pharmaceutical, Inc.*(a)	114,511,387
1,803,672	Vertex Pharmaceuticals, Inc.*	84,447,923

		198,959,310

Capital Markets 1.6%
2,544,911	Eaton Vance Corp.(a)	97,190,151
503,554	T. Rowe Price Group, Inc.(a)	35,848,009

		133,038,160

Chemicals 5.0%
978,550	Airgas, Inc.	98,128,994
1,427,223	Albemarle Corp.	92,883,673
1,465,376	Ecolab, Inc.	112,174,533
1,748,613	FMC Corp.	105,371,419

		408,558,619

Commercial Banks 1.2%
2,612,237	First Republic Bank	95,216,039

Commercial Services & Supplies 2.1%
2,260,160	Iron Mountain, Inc.	77,975,520
979,620	Stericycle, Inc.*	93,965,150

		171,940,670

Communications Equipment 2.0%
675,792	F5 Networks, Inc.*	63,815,038
2,359,921	Finisar Corp.*(a)	34,572,843
2,958,728	Juniper Networks, Inc.*	61,186,495

		159,574,376

Computers & Peripherals 0.3%
488,916	SanDisk Corp.*	24,636,477

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.6%
1,828,603	tw telecom, Inc.*	$46,300,228

Electrical Equipment 4.0%
4,218,293	AMETEK, Inc.	176,451,196
1,186,006	Roper Industries, Inc.(a)	147,788,208

		324,239,404

Electronic Equipment & Instruments 1.5%
1,774,362	Amphenol Corp. (Class A Stock)	125,731,291

Energy Equipment & Services 2.3%
2,011,567	Cameron International Corp.*	128,177,049
436,608	Core Laboratories NV(a)	59,880,787

		188,057,836

Food & Staples Retailing 1.2%
621,821	Fresh Market, Inc. (The)*(a)	28,989,295
759,675	Whole Foods Market, Inc.	65,043,373

		94,032,668

Food Products 2.1%
1,098,441	Hain Celestial Group, Inc. (The)*(a)	60,139,645
269,345	JM Smucker Co. (The)	25,668,578
1,153,710	Mead Johnson Nutrition Co.	86,424,416

		172,232,639

Healthcare Equipment & Supplies 1.1%
4,221,308	Hologic, Inc.*	92,151,154

Healthcare Providers & Services 7.0%
1,516,621	Catamaran Corp.*	81,457,714
1,409,319	DaVita HealthCare Partners, Inc.*	168,582,739
1,740,391	Henry Schein, Inc.*	155,277,685
448,174	Humana, Inc.	30,592,357
2,312,761	Universal Health Services, Inc. (Class B Stock)	133,885,734

		569,796,229

Hotels, Restaurants & Leisure 3.4%
77,443	Chipotle Mexican Grill, Inc.*	24,533,168
598,731	Panera Bread Co. (Class A Stock)*	96,365,755

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
1,175,580	Starwood Hotels & Resorts Worldwide, Inc.	$70,922,741
1,759,884	Tim Hortons, Inc.	85,125,589

		276,947,253

Household Products 1.5%
1,972,177	Church & Dwight Co., Inc.	122,196,087

Insurance 1.0%
2,008,008	WR Berkley Corp.	83,332,332

Internet & Catalog Retail 0.3%
131,745	NetFlix, Inc.*(a)	24,778,600

Internet Software & Services 2.9%
1,419,444	Rackspace Hosting, Inc.*(a)	79,290,142
3,514,894	VeriSign, Inc.*(a)	160,982,145

		240,272,287

IT Services 2.5%
386,050	Alliance Data Systems Corp.*(a)	61,262,274
1,645,831	Gartner, Inc.*	81,896,551
1,072,109	Teradata Corp.*	62,246,649

		205,405,474

Life Sciences Tools & Services 2.4%
2,128,683	Agilent Technologies, Inc.	88,297,771
807,730	Illumina, Inc.*(a)	40,491,505
682,916	Waters Corp.*	63,319,971

		192,109,247

Machinery 3.6%
2,501,627	IDEX Corp.	127,407,863
1,260,186	Pall Corp.	85,919,482
2,909,886	Xylem, Inc.	80,021,865

		293,349,210

Metals & Mining 1.6%
4,264,865	Eldorado Gold Corp.	41,880,975
1,331,314	Reliance Steel & Aluminum Co.	88,652,199

		130,533,174

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Multiline Retail 2.4%
3,255,635	Dollar Tree, Inc.*	$147,105,867
880,254	Nordstrom, Inc.	47,727,372

		194,833,239

Oil, Gas & Consumable Fuels 6.2%
1,153,078	Cobalt International Energy, Inc.*	28,446,434
1,224,673	Concho Resources, Inc.*	110,171,583
6,725,599	Denbury Resources, Inc.*(a)	121,867,854
1,746,290	HollyFrontier Corp.	98,141,498
995,226	Noble Energy, Inc.	110,300,898
803,827	Whiting Petroleum Corp.*	39,146,375

		508,074,642

Personal Products 1.0%
1,945,344	Herbalife Ltd.(a)	78,377,910

Pharmaceuticals 2.5%
600,901	Perrigo Co.(a)	68,003,966
2,063,090	Valeant Pharmaceuticals International, Inc.*	139,176,052

		207,180,018

Professional Services 1.0%
768,239	IHS, Inc. (Class A Stock)*	81,625,394

Real Estate Investment Trusts 1.2%
6,050,423	Annaly Capital Management, Inc.(a)	93,721,052

Road & Rail 1.1%
873,538	Kansas City Southern	89,948,208

Semiconductors & Semiconductor Equipment 3.5%
1,210,859	Altera Corp.	42,888,626
2,466,199	Broadcom Corp. (Class A Stock)	84,122,048
1,796,655	Maxim Integrated Products, Inc.	56,019,703
2,793,534	Xilinx, Inc.	104,115,012

		287,145,389

Software 7.2%
4,982,242	Activision Blizzard, Inc.(a)	71,246,061
3,160,014	Adobe Systems, Inc.*	124,188,550

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
2,518,546	Check Point Software Technologies Ltd.*(a)	$132,248,851
1,759,934	Intuit, Inc.	113,480,544
1,716,421	Red Hat, Inc.*	87,211,351
447,246	SolarWinds, Inc.*	25,251,509
323,692	Ultimate Software Group, Inc.*	31,809,213

		585,436,079

Specialty Retail 7.6%
1,131,966	Bed Bath & Beyond, Inc.*	64,239,070
1,261,403	Dick’s Sporting Goods, Inc.(a)	63,070,150
2,058,694	Limited Brands, Inc.	93,711,751
869,404	O’Reilly Automotive, Inc.*	88,453,163
895,590	PetSmart, Inc.	58,311,865
2,124,611	Ross Stores, Inc.	123,142,454
810,668	Ulta Salon Cosmetics & Fragrance, Inc.	71,792,758
1,466,925	Urban Outfitters, Inc.*(a)	59,439,801

		622,161,012

Textiles, Apparel & Luxury Goods 2.6%
360,999	Lululemon Athletica, Inc.*(a)	24,204,983
685,520	Michael Kors Holdings Ltd.*	40,637,625
1,204,301	PVH Corp.	146,744,077

		211,586,685

Trading Companies & Distributors 0.3%
326,613	WESCO International, Inc.*(a)	24,136,701

Wireless Telecommunication Services 4.4%
2,795,193	Crown Castle International Corp.*	195,104,471
5,342,595	NII Holdings, Inc.*	25,751,308
1,979,621	SBA Communications Corp. (Class A Stock)*(a)	140,790,646

		361,646,425

	Total long-term investments (cost $6,327,856,125)	7,833,770,904

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 14.6%

Affiliated Money Market Mutual Fund
1,187,260,766	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,187,260,766; includes $925,087,212 of cash collateral received from security on loan) (Note 3)(b)(c)	$1,187,260,766

	Total Investments 110.6% (cost $7,515,116,891; Note 5)	9,021,031,670
	Liabilities in excess of other assets (10.6%)	(863,942,917)

	Net Assets 100.0%	$8,157,088,753

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $910,852,173; cash collateral of $925,087,212 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curve, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,833,770,904	$—	$—
Affiliated Money Market Mutual Fund	1,187,260,766	—	—

Total	$9,021,031,670	$—	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in access of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 11.3% of collateral received for securities on loan)	14.6%
Specialty Retail	7.6
Software	7.2
Healthcare Providers & Services	7.0
Oil, Gas & Consumable Fuels	6.2
Chemicals	5.0
Wireless Telecommunication Services	4.4
Electrical Equipment	4.0
Machinery	3.6
Semiconductors & Semiconductor Equipment	3.5
Hotels, Restaurants & Leisure	3.4
Internet Software & Services	2.9
Textiles, Apparel & Luxury Goods	2.6
IT Services	2.5
Pharmaceuticals	2.5
Biotechnology	2.4
Life Sciences Tools & Services	2.4
Multiline Retail	2.4
Energy Equipment & Services	2.3
Food Products	2.1
Commercial Services & Supplies	2.1
Communications Equipment	2.0%
Capital Markets	1.6
Metals & Mining	1.6
Electronic Equipment & Instruments	1.5
Household Products	1.5
Air Freight & Logistics	1.4
Commercial Banks	1.2
Food & Staples Retailing	1.2
Real Estate Investment Trusts	1.2
Healthcare Equipment & Supplies	1.1
Road & Rail	1.1
Insurance	1.0
Personal Products	1.0
Professional Services	1.0
Diversified Telecommunication Services	0.6
Computers & Peripherals	0.3
Internet & Catalog Retail	0.3
Trading Companies & Distributors	0.3

110.6
Liabilities in excess of other assets	(10.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	15

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $910,852,173:
Unaffiliated investments (cost $6,327,856,125)	$7,833,770,904
Affiliated investments (cost $1,187,260,766)	1,187,260,766
Receivable for Fund shares sold	65,636,028
Receivable for investments sold	47,935,606
Dividends and interest receivable	4,028,444
Prepaid expenses	45,929

Total assets	9,138,677,677

Liabilities
Payable to broker for collateral for securities on loan	925,087,212
Payable for investments purchased	37,927,650
Payable for Fund shares reacquired	13,114,304
Management fee payable	3,413,288
Distribution fee payable	1,062,478
Affiliated transfer agent fee payable	457,914
Accrued expenses	292,768
Payable to custodian	231,112
Deferred trustees’ fees	2,198

Total liabilities	981,588,924

Net Assets	$8,157,088,753

Net assets were comprised of:
Common stock, at par	$242,746
Paid-in capital in excess of par	6,661,887,052

6,662,129,798
Undistributed net investment income	10,765,163
Accumulated net realized loss on investment	(21,720,987)
Net unrealized appreciation on investments	1,505,914,779

Net assets, February 28, 2013	$8,157,088,753

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($3,305,708,260 ÷ 99,874,750 shares of common stock issued and outstanding)	$33.10
Maximum sales charge (5.50% of offering price)	1.93

Maximum offering price to public	$35.03

Class B
Net asset value, offering price and redemption price per share ($40,893,178 ÷ 1,404,348 shares of common stock issued and outstanding)	$29.12

Class C
Net asset value, offering price and redemption price per share ($194,491,075 ÷ 6,677,915 shares of common stock issued and outstanding)	$29.12

Class Q
Net asset value, offering price and redemption price per share ($490,908,961 ÷ 14,278,510 shares of common stock issued and outstanding)	$34.38

Class R
Net asset value, offering price and redemption price per share ($338,880,588 ÷ 10,382,544 shares of common stock issued and outstanding)	$32.64

Class X
Net asset value, offering price and redemption price per share ($649,350 ÷ 22,236 shares of common stock issued and outstanding)	$29.20

Class Z
Net asset value, offering price and redemption price per share ($3,785,557,341 ÷ 110,105,868 shares of common stock issued and outstanding)	$34.38

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	17

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $197,267)	$51,192,008
Affiliated income from securities loaned, net	717,380
Affiliated dividend income	307,353

Total income	52,216,741

Expenses
Management fee	18,739,645
Distribution fee—Class A	4,137,327
Distribution fee—Class B	190,375
Distribution fee—Class C	848,400
Distribution fee—Class R	756,514
Distribution fee—Class X	4,457
Transfer agent’s fees and expenses (including affiliated expense of $976,500) (Note 3)	4,286,000
Custodian’s fees and expenses	292,000
Reports to shareholders	233,000
Registration fees	230,000
Trustees’ fees	55,000
Insurance	54,000
Legal fees and expenses	29,000
Audit fee	11,000
Miscellaneous	16,960

Total expenses	29,883,678

Net investment income	22,333,063

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	55,502,550
Net change in unrealized appreciation (depreciation) on investments	503,598,972

Net gain on investments	559,101,522

Net Increase In Net Assets Resulting From Operations	$581,434,585

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$22,333,063	$2,452,475
Net realized gain on investment transactions	55,502,550	166,898,752
Net change in unrealized appreciation (depreciation) on investments	503,598,972	452,054,655

Net increase in net assets resulting from operations	581,434,585	621,405,882

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(3,754,933)	(1,154,079)
Class Q	(1,990,074)	(863,741)
Class Z	(11,252,993)	(4,322,765)

	(16,998,000)	(6,340,585)

Distributions from net realized gains:
Class A	(85,775,257)	(9,387,983)
Class B	(1,252,236)	(223,519)
Class C	(5,496,853)	(751,184)
Class L	—	(52,488)
Class M	—	(5,223)
Class Q	(10,666,875)	(857,587)
Class R	(8,745,603)	(987,612)
Class X	(29,454)	(9,991)
Class Z	(85,323,447)	(6,641,380)

	(197,289,725)	(18,916,967)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,746,656,742	2,827,174,156
Net asset value of shares issued in reinvestment of dividends and distributions	182,239,820	21,596,543
Cost of shares reacquired	(823,168,967)	(1,110,595,763)

Net increase in net assets from Fund share transactions	2,105,727,595	1,738,174,936

Total increase	2,472,874,455	2,334,323,266

Net Assets:
Beginning of period	5,684,214,298	3,349,891,032

End of period(a)	$8,157,088,753	$5,684,214,298

(a) Includes undistributed net investment income of:	$10,765,163	$5,430,100

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Mid-Cap Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality which mature in 60 days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open

Prudential Jennison Mid-Cap Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .56% for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares. The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, Q, R, X and Z shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fees at an annual rate of up to .30%, 1%, 1%,.75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through December 31, 2013.

PIMS has advised the Fund that it has received $557,388 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Mid-Cap Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended February 28, 2013, it received $473, $27,973 and $8,675 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2013, PIM has been compensated approximately $214,282 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2013, were $2,920,482,966 and $1,185,601,293 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$7,554,664,242	$1,620,035,727	$(153,668,299)	$1,466,367,428

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The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other tax adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $3,121,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2012. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$12,484,000

A portion of the capital loss carryforward was assumed by the Fund as a result of an acquisition. Realization of such loss is limited in accordance with federal tax regulations.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC which

Prudential Jennison Mid-Cap Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class X shares are closed to new purchases. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z, which consists of 825 million, 300 million, 300 million, 25 million, 200 million, 100 million, 25 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	34,845,993	$1,097,743,072
Shares issued in reinvestment of dividends and distributions	2,516,976	77,583,536
Shares reacquired	(10,809,148)	(346,599,753)

Net increase (decrease) in shares outstanding before conversion	26,553,821	828,726,855
Shares issued upon conversion from Class B, Class C, Class X and Class Z	158,017	5,029,505
Shares reacquired upon conversion into Class Z	(218,017)	(6,944,137)

Net increase (decrease) in shares outstanding	26,493,821	$826,812,223

Year ended August 31, 2012:
Shares sold	29,500,429	$876,608,089
Shares issued in reinvestment of dividends and distributions	311,704	8,771,428
Shares reacquired	(17,959,314)	(525,874,033)

Net increase (decrease) in shares outstanding before conversion	11,852,819	359,505,484
Shares issued upon conversion from Class B, Class M, Class X and Class Z	369,984	10,720,273
Shares reacquired upon conversion into Class Z	(566,767)	(16,111,483)

Net increase (decrease) in shares outstanding	11,656,036	$354,114,274

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Class B	Shares	Amount
Six months ended February 28, 2013:
Shares sold	171,819	$4,867,670
Shares issued in reinvestment of distributions	43,313	1,175,098
Shares reacquired	(83,703)	(2,362,969)

Net increase (decrease) in shares outstanding before conversion	131,429	3,679,799
Shares reacquired upon conversion into Class A	(94,825)	(2,651,473)

Net increase (decrease) in shares outstanding	36,604	$1,028,326

Year ended August 31, 2012:
Shares sold	267,842	$7,093,102
Shares issued in reinvestment of distributions	8,405	210,442
Shares reacquired	(195,210)	(5,099,809)

Net increase (decrease) in shares outstanding before conversion	81,037	2,203,735
Shares reacquired upon conversion into Class A	(277,922)	(7,152,093)

Net increase (decrease) in shares outstanding	(196,885)	$(4,948,358)

Class C
Six months ended February 28, 2013:
Shares sold	1,409,361	$39,893,886
Shares issued in reinvestment of distributions	143,323	3,889,782
Shares reacquired	(466,132)	(13,109,963)

Net increase (decrease) in shares outstanding before conversion	1,086,552	30,673,705
Shares reacquired upon conversion into Class A and Class Z	(33,007)	(927,188)

Net increase (decrease) in shares outstanding	1,053,545	$29,746,517

Year ended August 31, 2012:
Shares sold	1,498,371	$39,859,678
Shares issued in reinvestment of distributions	19,574	490,127
Shares reacquired	(863,779)	(22,720,728)

Net increase (decrease) in shares outstanding before conversion	654,166	17,629,077
Shares reacquired upon conversion into Class Z	(13,243)	(359,287)

Net increase (decrease) in shares outstanding	640,923	$17,269,790

Class L
Period ended August 24, 2012*:
Shares sold	967	$29,014
Shares issued in reinvestment of distributions	1,818	50,697
Shares reacquired	(363,770)	(11,282,413)

Net increase (decrease) in shares outstanding	(360,985)	$(11,202,702)

Prudential Jennison Mid-Cap Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Period ended April 13, 2012**:
Shares sold	75	$1,754
Shares issued in reinvestment of distributions	187	4,667
Shares reacquired	(4,556)	(111,413)

Net increase (decrease) in shares outstanding before conversion	(4,294)	(104,992)
Shares reacquired upon conversion into Class A	(56,278)	(1,427,839)

Net increase (decrease) in shares outstanding	(60,572)	$(1,532,831)

Class Q
Six months ended February 28, 2013:
Shares sold	6,102,721	$202,965,620
Shares issued in reinvestment of dividends and distributions	394,128	12,610,007
Shares reacquired	(1,402,609)	(46,668,082)

Net increase (decrease) in shares outstanding	5,094,240	$168,907,545

Year ended August 31, 2012:
Shares sold	5,099,546	$156,662,046
Shares issued in reinvestment of dividends and distributions	58,992	1,719,612
Shares reacquired	(1,603,747)	(49,513,083)

Net increase (decrease) in shares outstanding	3,554,791	$108,868,575

Class R
Six months ended February 28, 2013:
Shares sold	2,265,340	$71,489,342
Shares issued in reinvestment of distributions	270,072	8,204,775
Shares reacquired	(1,243,706)	(39,184,257)

Net increase (decrease) in shares outstanding	1,291,706	$40,509,860

Year ended August 31, 2012:
Shares sold	4,623,462	$136,723,767
Shares issued in reinvestment of distributions	32,414	900,727
Shares reacquired	(1,906,356)	(55,524,905)

Net increase (decrease) in shares outstanding	2,749,520	$82,099,589

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Class X	Shares	Amount
Six months ended February 28, 2013:
Shares sold	75	$2,095
Shares issued in reinvestment of distributions	1,080	29,395
Shares reacquired	(2,208)	(62,921)

Net increase (decrease) in shares outstanding before conversion	(1,053)	(31,431)
Shares reacquired upon conversion into Class A	(15,578)	(445,532)

Net increase (decrease) in shares outstanding	(16,631)	$(476,963)

Year ended August 31, 2012:
Shares sold	153	$4,058
Shares issued in reinvestment of distributions	397	9,972
Shares reacquired	(8,938)	(234,378)

Net increase (decrease) in shares outstanding before conversion	(8,388)	(220,348)
Shares reacquired upon conversion into Class A	(28,632)	(757,436)

Net increase (decrease) in shares outstanding	(37,020)	$(977,784)

Class Z
Six months ended February 28, 2013:
Shares sold	39,949,418	$1,329,695,057
Shares issued in reinvestment of dividends and distributions	2,460,534	78,747,227
Shares reacquired	(11,314,245)	(375,181,022)

Net increase (decrease) in shares outstanding before conversion	31,095,707	1,033,261,262
Shares issued upon conversion from Class A and Class C	234,057	7,745,303
Shares reacquired upon conversion into Class A	(54,472)	(1,806,478)

Net increase (decrease) in shares outstanding	31,275,292	$1,039,200,087

Year ended August 31, 2012:
Shares sold	51,949,493	$1,610,192,648
Shares issued in reinvestment of dividends and distributions	323,711	9,438,871
Shares reacquired	(14,349,207)	(440,235,001)

Net increase (decrease) in shares outstanding before conversion	37,923,997	1,179,396,518
Shares issued upon conversion from Class A and Class C	557,655	16,470,770
Shares reacquired upon conversion into Class A	(44,121)	(1,382,905)

Net increase (decrease) in shares outstanding	38,437,531	$1,194,484,383

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

Prudential Jennison Mid-Cap Growth Fund	31

Notes to Financial Statements

(Unaudited) continued

capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.58		$27.44	$22.31		$20.24	$23.98		$24.49
Income (loss) from investment operations:
Net investment income (loss)	.09		(.01)	.06		- (b)	.05		(.06)
Net realized and unrealized gain (loss) on investment transactions	2.39		4.32	5.07		2.08	(3.79)		(.45)
Total from investment operations	2.48		4.31	5.13		2.08	(3.74)		(.51)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.02)	-		(.03)	-		-
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Tax return of capital contributions	-		-	-		(.02)	-		-
Total dividends and distributions	(.96)		(.17)	-		(.05)	-		-
Capital Contributions(j):	-		-	-	(b)	.04	-		-
Net asset value, end of period	$33.10		$31.58	$27.44		$22.31	$20.24		$23.98
Total Return(c):	8.08%		15.78%	22.99%		10.48%	(15.60)%		(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,305,708		$2,317,443	$1,693,618		$1,206,308	$764,082		$576,767
Average net assets (000)	$2,781,447		$1,948,077	$1,651,332		$1,050,256	$533,585		$521,772
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.01%	(h)	1.06%	1.09%	(g)	1.12%	1.21%	(e)	1.19%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.71%	(h)	.76%	.79%	(g)	.82%	.91%	(e)	.91%	(e)
Net investment income (loss)	.54%	(h)	(.05)%	.22%		.01%	.28%	(e)	(.23)%	(e)
Portfolio turnover rate	18%	(i)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.21% for the year ended August 31, 2009 and 1.19% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .28% for the year ended August 31, 2009, and (.23%) for the year ended August 31, 2008.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 29, 2008.

(g) Includes tax expense of .01%.

(h) Annualized.

(i) Not annualized.

(j) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.96		$24.46	$20.03		$18.26	$21.78		$22.40
Income (loss) from investment operations:
Net investment loss	(.02)		(.20)	(.11)		(.14)	(.06)		(.21)
Net realized and unrealized gain (loss) on investment transactions	2.10		3.85	4.54		1.88	(3.46)		(.41)
Total from investment operations	2.08		3.65	4.43		1.74	(3.52)		(.62)
Less Distributions:
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Capital Contributions(i):	-		-	-	(b)	.03	-		-
Net asset value, end of period	$29.12		$27.96	$24.46		$20.03	$18.26		$21.78
Total Return(c):	7.69%		15.00%	22.12%		9.69%	(16.16)%		(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,893		$38,236	$38,268		$39,174	$44,341		$67,165
Average net assets (000)	$38,395		$37,196	$43,011		$44,611	$41,105		$87,720
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.71%	(g)	1.76%	1.79%	(f)	1.82%	1.91%	(e)	1.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.71%	(g)	.76%	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment loss	(.15)%	(g)	(.75)%	(.46)%		(.67)%	(.37)%	(e)	(.95)%	(e)
Portfolio turnover rate	18%	(h)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.38%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.96		$24.46	$20.03		$18.26	$21.79		$22.41
Income (loss) from investment operations:
Net investment loss	(.02)		(.20)	(.12)		(.14)	(.06)		(.21)
Net realized and unrealized gain (loss) on investment transactions	2.10		3.85	4.55		1.88	(3.47)		(.41)
Total from investment operations	2.08		3.65	4.43		1.74	(3.53)		(.62)
Less Distributions:
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Capital Contributions(i):	-		-	-	(b)	.03	-		-
Net asset value, end of period	$29.12		$27.96	$24.46		$20.03	$18.26		$21.79
Total Return(c):	7.69%		15.00%	22.12%		9.69%	(16.20)%		(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$194,491		$157,257	$121,908		$99,639	$81,162		$80,749
Average net assets (000)	$171,107		$135,864	$124,914		$98,990	$62,905		$85,016
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.71%	(g)	1.76%	1.79%	(f)	1.82%	1.91%	(e)	1.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.71%	(g)	.76%	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment loss	(.16)%	(g)	(.75)%	(.47)%		(.67)%	(.39)%	(e)	(.96)%	(e)
Portfolio turnover rate	18%	(h)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.39%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	35

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended August 31,
	2012(j)		2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$27.19		$22.15		$20.10	$23.87		$24.42
Income (loss) from investment operations:
Net investment income (loss)	(.07)		.01		(.04)	.02		(.11)
Net realized and unrealized gain (loss) on investment transactions	4.36		5.03		2.07	(3.79)		(.44)
Total from investment operations	4.29		5.04		2.03	(3.77)		(.55)
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.01)	-		-
Distributions from net realized gains	(.15)		-		-	-		-
Tax return of capital contributions	-		-		- (b)	-		-
Total dividends and distributions	(.15)		-		(.01)	-		-
Capital Contributions(k):	-		-	(b)	.03	-		-
Net asset value, end of period	$31.33		$27.19		$22.15	$20.10		$23.87
Total Return(c):	15.85%		22.75%		10.25%	(15.79)%		(2.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,701		$9,816		$9,364	$10,099		$15,418
Average net assets (000)	$9,764		$10,712		$10,509	$9,874		$17,445
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.26%	(g)	1.29%	(f)	1.32%	1.41%	(e)	1.41%	(e)
Expenses, excluding distribution and service (12b-1) fees	.76%	(g)	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment income (loss)	(.25)%	(g)	.04%		(.16)%	.14%	(e)	(.46)%	(e)
Portfolio turnover rate	49%	(h)(i)	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .14% for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) Calculated as of August 31, 2012.

(j) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(k) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended August 31,
	2012(j)		2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.44		$20.01		$18.24	$21.77		$22.39
Income (loss) from investment operations:
Net investment loss	(.11)		(.09)		(.13)	(.05)		(.21)
Net realized and unrealized gain (loss) on investment transactions	3.56		4.52		1.88	(3.48)		(.41)
Total from investment operations	3.45		4.43		1.75	(3.53)		(.62)
Less Distributions:
Distributions from net realized gains	(.15)		-		-	-		-
Capital Contributions(k):	-		-	(b)	.02	-		-
Net asset value, end of period	$27.74		$24.44		$20.01	$18.24		$21.77
Total Return(c):	14.19%		22.14%		9.70%	(16.21)%		(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49		$1,480		$4,089	$8,912		$24,023
Average net assets (000)	$671		$3,077		$6,774	$11,930		$36,103
Ratios to average net assets(d)
Expenses, including distribution and service (12b-1) fees	1.75%	(g)	1.79%	(f)	1.82%	1.91%	(e)	1.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.76%	(g)	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment loss	(.78)%	(g)	(.37)%		(.64)%	(.33)%	(e)	(.95)%	(e)
Portfolio turnover rate	49%	(h)(i)	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.33%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) Calculated as of August 31, 2012.

(j) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(k) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	37

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended February 28, 2013		Year Ended August 31, 2012	January 18, 2011(a) through August 31, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$32.83		$28.51	$28.95
Income (loss) from investment operations:
Net investment income	.16		.13	.12
Net realized and unrealized gain (loss) on investment transactions	2.48		4.49	(.56)
Total from investment operations	2.64		4.62	(.44)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.15)	-
Distributions from net realized gains	(.92)		(.15)	-
Total dividends and distributions	(1.09)		(.30)	-
Capital Contributions(i):	-		-	-	(c)
Net asset value, end of period	$34.38		$32.83	$28.51
Total Return(d):	8.30%		16.35%	(1.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$490,909		$301,497	$160,511
Average net assets (000)	$381,368		$220,693	$97,743
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.58%	(f)	.60%	.61%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.58%	(f)	.60%	.61%	(f)(g)
Net investment income	.95%	(f)	.42%	.60%	(f)
Portfolio turnover rate	18%	(h)	49%	45%

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

(g) Includes tax expense of .01%.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.15		$27.10	$22.08		$20.04	$23.79		$24.35
Income (loss) from investment operations:
Net investment income (loss)	.05		(.07)	-	(b)	(.05)	-	(b)	(.11)
Net realized and unrealized gain (loss) on investment transactions	2.36		4.27	5.02		2.06	(3.75)		(.45)
Total from investment operations	2.41		4.20	5.02		2.01	(3.75)		(.56)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.01)	-		-
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Tax return of capital contributions	-		-	-		- (b)	-		-
Total dividends and distributions	(.92)		(.15)	-		(.01)	-		-
Capital Contributions(j):	-		-	-	(b)	.04	-		-
Net asset value, end of period	$32.64		$31.15	$27.10		$22.08	$20.04		$23.79
Total Return(c):	7.96%		15.57%	22.74%		10.23%	(15.76)%		(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$338,881		$283,158	$171,848		$95,701	$28,761		$5,722
Average net assets (000)	$305,155		$221,144	$154,320		$69,420	$12,128		$3,157
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.21%	(h)	1.26%	1.29%	(g)	1.32%	1.41%	(f)	1.41%	(f)
Expenses, excluding distribution and service (12b-1) fees	.71%	(h)	.76%	.79%	(g)	.82%	.91%	(f)	.91%	(f)
Net investment income (loss)	.34%	(h)	(.25)%	.01%		(.21)%	(.02)%	(f)	(.45)%	(f)
Portfolio turnover rate	18%	(i)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009 and 1.41% for the year ended August 31, 2008. The net investment loss ratios would have been (.02%) for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.

(g) Includes tax expense of .01%.

(h) Annualized.

(i) Not annualized.

(j) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.03		$24.53	$20.08		$18.31	$21.84		$22.40
Income (loss) from investment operations:
Net investment loss	(.02)		(.20)	(.10)		(.13)	(.06)		(.17)
Net realized and unrealized gain (loss) on investment transactions	2.11		3.85	4.55		1.87	(3.47)		(.39)
Total from investment operations	2.09		3.65	4.45		1.74	(3.53)		(.56)
Less Distributions:
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Capital Contributions(i):	-		-	-	(b)	.03	-		-
Net asset value, end of period	$29.20		$28.03	$24.53		$20.08	$18.31		$21.84
Total Return(c):	7.70%		14.95%	22.16%		9.67%	(16.16)%		(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$649		$1,090	$1,861		$2,976	$4,388		$7,481
Average net assets (000)	$899		$1,475	$2,606		$4,024	$4,567		$8,598
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.71%	(g)	1.76%	1.79%	(f)	1.82%	1.91%	(e)	1.69%	(e)
Expenses, excluding distribution and service (12b-1) fees	.71%	(g)	.76%	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment loss	(.12)%	(g)	(.76)%	(.42)%		(.65)%	(.36)%	(e)	(.74)%	(e)
Portfolio turnover rate	18%	(h)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009 and 1.69% for the year ended August 31, 2008. The net investment loss ratios would have been (.36%) for the year ended August 31, 2009, and (.74%) for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011		2010	2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$32.80		$28.48	$23.09		$20.94	$24.74		$25.19
Income (loss) from investment operations:
Net investment income	.14		.08	.14		.07	.10		.01
Net realized and unrealized gain (loss) on investment transactions	2.48		4.49	5.25		2.16	(3.90)		(.46)
Total from investment operations	2.62		4.57	5.39		2.23	(3.80)		(.45)
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.10)	-		(.07)	-		-
Distributions from net realized gains	(.92)		(.15)	-		-	-		-
Tax return of capital contributions	-		-	-		(.04)	-		-
Total dividends and distributions	(1.04)		(.25)	-		(.11)	-		-
Capital Contributions(i):	-		-	-	(b)	.03	-		-
Net asset value, end of period	$34.38		$32.80	$28.48		$23.09	$20.94		$24.74
Total Return(c):	8.23%		16.15%	23.34%		10.79%	(15.36)%		(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,785,557		$2,585,535	$1,150,581		$542,149	$365,324		$202,444
Average net assets (000)	$3,102,507		$1,717,792	$896,253		$484,618	$219,585		$196,477
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.71%	(g)	.76%	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Expenses, excluding distribution and service (12b-1) fees	.71%	(g)	.76%	.79%	(f)	.82%	.91%	(e)	.91%	(e)
Net investment income	.83%	(g)	.25%	.47%		.31%	.57%	(e)	.04%	(e)
Portfolio turnover rate	18%	(h)	49%	45%		49%	59%		76%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91% for the year ended August 31, 2009 and .91% for the year ended August 31, 2008. The net investment income ratios would have been .57% for the year ended August 31, 2009, and ..04% for the year ended August 31, 2008.

(f) Includes tax expense of .01%.

(g) Annualized.

(h) Not annualized.

(i) Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PJGQX	JDERX	N/A	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C881	74441C600	74441C709	74441C808

MF173E2    0242449-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013